Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Summary of premises and equipment

	Range of Useful Lives	2012	2011
	(in years)	(In Thousands)

Land	-	$1,250	$1,250
Buildings and improvements	7 - 39	9,474	8,992
Furniture, equipment and software	3 - 20	5,669	4,957

		16,393	15,199
Accumulated depreciation		(8,277)	(7,738)

Premises and equipment, net		$8,116	$7,461